Trade and other receivables, Provision for Impairment (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Provision for Impairment of Trade Receivables [Abstract]
Beginning balance	$ 42.4	$ 41.9
Accounting policy change (IFRS 9 - recognized against retained earnings on November 1, 2018)	0.0	20.0
Revised beginning balance	42.4	61.9
Loss allowance (releases)/provided in the year	(4.8)	16.0
Receivables written off as uncollectable	(19.7)	(35.5)
Ending balance	17.9	$ 42.4
Increase decrease in contract assets due to change in invoicing year	$ 20.0